MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED MARCH 1, 2024,

TO THE STATUTORY AND SUMMARY PROSPECTUS DATED JANUARY 1, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

CORE FIXED INCOME FUND

Metropolitan West Asset Management, LLC (“MetWest”) is no longer an investment sub-adviser of the Core Fixed Income Fund (the “Fund”). As such, all references to MetWest and any related disclosures are removed from the Prospectus.

Further, Allspring Global Investments (“Allspring”) will commence as a new investment sub-adviser to the Fund.

In addition, effective March 1, 2024, BlackRock adjusted its strategy from an actively managed strategy to a passive strategy for Core Fixed Income Fund. Related thereto, the target sub-adviser investment allocations of the Core Fixed Income Fund are 40% to Allspring, 30% to BlackRock Fund Advisors (“BlackRock”) and 30% to Western Asset Management Company(“Western”).

Accordingly, the following replaces the chart in the section titled “Sub-advisers and portfolio managers” related to the Core Fixed Income Fund on page 24 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since
Janet Rilling, CFA®, Senior Portfolio Manager	Allspring	2024
Noah Wise, CFA®, Senior Portfolio Manager	Allspring	2024
Christopher Kauffman, CFA®, Senior Portfolio Manager	Allspring	2024
Michal Stanczyk, Portfolio Manager, Research Analyst	Allspring	2024
Michael Schueller, CFA®, Senior Portfolio Manager	Allspring	2024
James Mauro, CFA®, Portfolio Manager	BlackRock	2024
Karen Uyehara, CFA®, Senior Portfolio Manager	BlackRock	2024
John Bellows, PhD, CFA®, Portfolio Manager	Western	2023
Julien A. Scholnick, CFA®, Portfolio Manager	Western	2023
S. Kenneth Leech, Chief Investment Officer	Western	2014
Frederick R. Marki, CFA®, Portfolio Manager	Western	2023
Mark S. Lindbloom, Portfolio Manager	Western	2008

Further, the following disclosure related to the Core Fixed Income Fund is hereby added in the section titled “How the Sub-advisers select the Fund’s investments” on page 65 of the Prospectus:

Allspring Global Investments (“Allspring”)

Allspring’s Plus Fixed Income team uses a relative value framework for duration (within one year of the benchmark), yield curve positioning, sector allocation, and security selection decisions. Allspring combines a top-down and bottom up approach using a six-month investment horizon to anticipate market cycles and then position the portfolio accordingly. The portfolio managers then utilize a robust portfolio construction and risk control process to tactically allocate to plus sectors in an effort to enhance the portfolio’s total return and manage risks over a market cycle.

BlackRock Financial Management, Inc. (“BlackRock”) will employ a “passive” investment approach.

This means that BlackRock will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Bloomberg U.S. Aggregate Bond Index before deduction of Fund expenses. The Fund will buy or sell securities only when BlackRock believes it is necessary to do so in order to match the performance of the index. Accordingly, it is anticipated that the Fund’s portfolio turnover and trading costs will be lower than those of an “actively” managed fund. However, the Fund has operating and other expenses, while an index does not. Therefore, the Fund will tend to underperform its target index to some degree over time. At times, the portfolio composition of the Fund may be altered (or rebalanced) to reflect changes in the characteristics of the index that the Fund tracks. BlackRock may invest a portion of the account in Exchange Traded Funds (“ETFs”) to reflect a growth or value tilt as directed by the Manager. The percentage of the Fund’s assets allocated to BlackRock is targeted at 30%.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the Core Fixed Income Fund on pages 105-107 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Core Fixed Income Fund	Allspring Global Investments (“Allspring”) 1415 Vantage Park Dr. 3rd Floor, Charlotte, NC 28203	40%

Janet Rilling, CFA® - Senior Portfolio Manager

Janet Rilling is a senior portfolio manager and the head of the Plus Fixed Income team at Allspring Global Investments. In this capacity, she has oversight and portfolio management responsibilities for separate accounts, mutual funds, and commingled vehicles across a range of strategies. Janet joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). She joined WFAM from Strong Capital Management. [Prior to joining WFAM, she was a high-yield and investment-grade credit research analyst and a portfolio manager. Janet began her investment industry career in 1990 as an auditor with Coopers & Lybrand, specializing in the manufacturing and financial services industries.] She earned a bachelor’s degree in accounting and finance and a master’s degree in finance from the University of Wisconsin, Madison. Janet is a certified public accountant and has earned the right to use the Chartered Financial Analyst® (CFA®) designation.

				2024

Noah Wise, CFA® - Senior Portfolio Manager

Noah Wise is a senior portfolio manager for the Plus Fixed Income team at Allspring Global Investments. He joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). Noah joined WFAM as a research analyst and later became a portfolio manager. [Prior to joining the firm, Noah worked as a lead market maker for Interactive Brokers. Noah began his investment industry career in 2001.] He earned a bachelor’s degree in finance and a master’s degree in business administration with an emphasis in securities analysis from the University of Wisconsin, Madison. Noah has earned

				2024

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			the right to use the Chartered Financial Analyst® (CFA®) designation..

Christopher Kauffman, CFA® - Senior Portfolio Manager

Christopher Kauffman is a senior portfolio manager for the Plus Fixed Income team at Allspring Global Investments. He joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). Christopher joined WFAM from Tattersall Advisory Group, where he served in a similar role. [Before that, he was an investment officer for NISA Investment Advisors, where he was responsible for MBS analysis, risk assessment, and trading. He began his investment industry career in 1997.] Christopher earned a bachelor’s degree in finance and economics and a master’s degree in business administration with an emphasis in finance from Washington University in St. Louis. He has earned the right to use the Chartered Financial Analyst® (CFA®) designation and is a member of CFA Institute.

				2024
			Michal Stanczyk, CFA® - Portfolio Manager Michal Stanczyk is a portfolio manager and research analyst for the Plus Fixed Income team at Allspring Global Investments. He joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). [Prior to joining WFAM, Michal worked for Wells Fargo within the Wholesale Leadership Pipeline Program. He began his investment industry career in 2006.] Michal earned a bachelor’s degree in economics from Indiana Wesleyan University.	2024

Michael Schueller, CFA® - Senior Portfolio Manager

Michael (Mike) Schueller is a senior portfolio manager for the Plus Fixed Income team at Allspring Global Investments. He joined Allspring from its predecessor, Wells Fargo Asset Management (WFAM). He joined WFAM as a senior investment research analyst from Strong Capital Management, where he held a similar position. [Mike rejoined Strong in 2000, having left the firm to start a trust department for Community Bank & Trust in Sheboygan, Wisconsin. Before that, he served as associate counsel for Strong’s legal department. Prior to this, Mike practiced law with Reinhart, Boerner, Van Deuren, Norris & Rieselbach, S.C., in Milwaukee, specializing in corporate reorganizations, mergers, and acquisitions. He began his investment industry career in 1998.] Mike earned a bachelor’s degree in economics from the University of Minnesota and a law degree from the University of Wisconsin, Madison. He has earned the

				2024

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			right to use the Chartered Financial Analyst® (CFA®) designation.
Core Fixed Income Fund	BlackRock Fund Advisors (“BFA”) 400 Howard Street, San Francisco, CA 94105	30%

James Mauro, CFA® - Portfolio Manager

Managing Director, is the Head of Index Fixed Income (IFI) Portfolio Management in the Americas within the Portfolio Management Group (PMG). Mr. Mauro’s investment team is responsible for management of US based iShares and Index Funds. Other responsibilities include oversight of the index investment process, portfolio construction and risk. Prior to joining BlackRock in 2010, Mr. Mauro was Head of US-based government and inflation strategies with State Street Global Advisors. Mr. Mauro earned a BS degree in business finance from Saint Michaels College in 1992 and an MBA from Boston University in 1997.

				2024

Karen Uyehara, CFA® - Senior Portfolio Manager

Managing Director, is the Deputy Head of Index Fixed Income (IFI) Portfolio Management in the Americas within the Portfolio Management Group (PMG). Ms. Uyehara’s investment team is responsible for management of US based iShares and Index Funds. Prior to joining BlackRock in 2010, Ms. Uyehara was a portfolio manager at Western Asset Management Company where she was responsible for the management of core and core plus portfolios. Earlier in her career, Ms. Uyehara worked at Pacific Investment Management Company (PIMCO), BGI and Lehman Brothers. Ms. Uyehara earned a BA degree with a double major in economics and history from the University of California at San Diego and an MBA degree with a concentration in finance and investments from the University of Southern California.

				2024

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED MARCH 1, 2024,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 1, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI. To the extent that the following information is inconsistent with that contained in the SAI, this supplement supersedes the SAI.

Core Fixed Income Fund

Metropolitan West Asset Management, LLC (“MetWest”) is no longer investment sub-adviser of the Core Fixed Income Fund (the “Fund”). As such, all references to MetWest and related disclosures are removed from the Prospectus.

Further, Allspring Global Investments (“Allspring”) will commence as a new investment sub-adviser to the Fund.

Accordingly, the following is added to the disclosure related to the Core Fixed Income in the sub-section titled “Other Accounts Managed by Portfolio Managers” in the section titled “Portfolio Manager Disclosure” beginning on page 65 of the SAI, in alphabetical order with respect to the other Sub-advisers:

Allspring Global Investments (“Allspring”)

Portfolio Manager(s)[1,2]	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets (m)	Accounts	Assets (m)	Accounts	Assets (m)
Janet S. Rilling, CFA®	9	$6,940	3	$1,135	19	$7,239
Noah Wise, CFA®	7	$6,918	2	$196	9	$1,100
Christopher Kauffman, CFA®	9	$7,966	0	$0	5	$284
Michal Stanczyk	10	$7,874	0	$0	1	$1
Michael J. Schueller, CFA®	14	$9,952	5	$322	25	$294

The Number of Accounts includes SMA/UMA models which are used by 25 Sponsors covering 52 client mandates. The investment team is focused on managing the models and supporting Sponsor needs.

In addition, the following is added to the information under the section titled “Portfolio Manager Compensation” beginning on page 75 of the SAI, in alphabetical order with respect to the other Sub-advisers:

Allspring Global Investments (“Allspring”)

The compensation structure for portfolio managers includes a competitive fixed base salary plus variable incentives, payable annually and over a deferred period. Allspring participates in third party investment management compensation surveys for market-based compensation information to help support individual pay decisions and to ensure our compensation is aligned with the marketplace. In addition to surveys, we also consider prior professional experience, tenure, seniority, and a portfolio manager’s team size, scope, and assets under management when determining his/her total compensation. In addition, portfolio managers who meet the eligibility requirements may participate in our 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

Our Investment Incentive Program plays an important role in aligning the interests of our portfolio managers, investment team members, clients, and shareholders. Incentive awards for portfolio managers are determined based on a review of relative investment and business/team performance. Investment performance is generally evaluated for 1-, 3-, and 5-year performance results, with a predominant weighting on the 3- and 5-year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style.

Once determined, incentives are awarded to portfolio managers annually, with a portion awarded as annual cash and a portion awarded as a deferred incentive. The long-term portion of incentives generally carry a pro-rated vesting schedule over a 3-year period. For many of our portfolio managers, Allspring further requires a portion of their annual long-term award be allocated directly into each strategy they manage through a deferred compensation vehicle. In addition, our investment team members who are eligible for long term awards also have the opportunity to invest up to 100% of their awards into investment strategies they support (through a deferred compensation vehicle).

As an independent firm, approximately 20% of Allspring is owned by employees, including portfolio managers.

Finally, the following is added to the information under the section titled “Potential Conflicts of Interest” beginning on page 89 of the SAI:

Allspring Global Investments (“Allspring”)

Allspring Investment’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Allspring Investments has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, Allspring Investments has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, Allspring Investments has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

Core Fixed Income Fund

Effective March 1, 2024, BlackRock adjusted its strategy from an actively managed strategy to a passive strategy which resulted in a change of its portfolio managers for the Core Fixed Income Fund. Accordingly, the following replaces the disclosure related to the Core Fixed Income in the sub-section titled “Other Accounts Managed by Portfolio Managers” in the section titled “Portfolio Manager Disclosure” beginning on page 65 of the SAI, in alphabetical order with respect to the other Sub-advisers:

BlackRock Fund Advisors (“BFA”)

Portfolio Manager(s)[1,2]	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets (b)	Accounts	Assets (b)	Accounts	Assets (b)
James Mauro, CFA®	130	$653.2 billion	30	$40.06 billion	5	$3.90 billion
Karen Uyehara, CFA®	113	$630.8 billion	15	$208.9 billion	2	$2.54 billion

In addition, the following replaces the “Discretionary Incentive Compensation – Mr. Dickstein and Ms. Liu” information under the section titled “Portfolio Manager Compensation” beginning on page 75 of the SAI:

Discretionary Incentive Compensation—Mr. Mauro and Ms. Uyehara

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmark
James Mauro	A combination of market-based indices (e.g., Bloomberg MBS Index and the Bloomberg U.S. TIPS 0-5 Years Index).
Karen Uyehara	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Finally, replace all references to Mr. Dickstein and Ms. Liu with Mr. Mauro and Ms. Uyehara under the section titled “Potential Conflicts of Interest” beginning on page 89 of the SAI.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE